UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-23176

NB Crossroads Private Markets Fund IV Holdings LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2020

NB Crossroads Private Markets Fund IV Holdings LLC

For the six months ended September 30, 2020

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2020 (Unaudited)

Assets
Investments, at fair value (cost $218,211,433)	$300,326,018
Cash and cash equivalents	6,881,644
Receivable from investment	1,092,489
Deferred financing costs	104,719
Prepaid insurance	54,462
Interest receivable	24

Total Assets	$308,459,356

Liabilities

Advisory fees payable	$459,668
Due to affiliate	119,626
Professional fees payable	94,653
Administration service fees payable	76,051
Other payables	10,423

Total Liabilities	$760,421

Commitments and contingencies (Note 5)

Members’ Equity - Net Assets	$307,698,935

Units of Membership Interests outstanding (unlimited units authorized)	1,459,483.71
Net Asset Value Per Unit	$210.83

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments
September 30, 2020 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (18.04%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-07/2020	North America	$1,190,258	$1,696,717
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018	North America	2,660,701	3,835,205
Carlyle Partners VII, L.P.	Primary	12/2018-05/2020	North America	4,757,139	4,359,954
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-01/2020	North America	3,568,198	4,945,895
Cortefiel Co-Invest SCSp	Co-investment	10/2017-07/2018	Europe	1,304,722	1,261,648
CVC Capital Partners VII, L.P.	Primary	12/2018-11/2019	Europe	5,609,453	6,447,889
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	2,207,511	4,092,000
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	2,123,701	2,364,078
KKR Starlight Co-Invest II L.P.	Co-investment	12/2018	Europe	4,999,999	5,533,861
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	3,000,000	4,112,654
SLP Blue Co-Invest, L.P.	Co-investment	06/2018	North America	1,803,130	2,058,137
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019	North America	2,974,429	7,508,182
TPG Healthcare Partners, L.P.	Primary	12/2019	North America	365,283	339,463
TPG Partners VIII, L.P.	Primary	12/2019-01/2020	North America	1,217,016	1,005,867
Uno Co-Invest L.P.	Co-investment	06/2017	North America	3,599,359	5,939,295
				41,380,899	55,500,845
Small and Mid-cap Buyout (50.58%)
BC Holdco, LLC	Co-investment	11/2017	North America	2,390,570	2,383,781
ByLight InvestCo LP	Co-investment	05/2017	North America	855,466	4,234,885
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-10/2019	North America	5,424,331	6,400,000
CHG PPC Investor LLC	Co-investment	03/2018	North America	1,100,000	2,106,766
CI Capital Investors II, L.P.	Secondary	06/2017-10/2019	North America	150,797	143,302
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-09/2019	North America	3,834,449	4,984,829
EQT Mid Market Europe, L.P.	Primary	08/2017-01/2020	Europe	6,912,638	10,532,452
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-07/2019	Asia	1,301,945	2,356,520
Further Global Capital Partners, L.P.	Primary	03/2018-01/2020	North America	8,894,312	9,765,429
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	2,164,800
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-03/2020	North America	4,723,084	4,816,479
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-12/2019	Europe	4,045,825	4,986,940
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	1,360,559
Milani Aggregator LLC (F)	Co-investment	06/2018-03/2020	North America	1,595,229	1,116,660
MND Holdings I Corp (F)	Co-investment	07/2017	North America	1,757,165	1,313,973
NB Excelitas LP	Co-investment	11/2017	North America	3,303,083	5,783,236
NB Pitman 13 Holdings L.P.	Co-investment	06/2018	South America	3,339,578	1,694,009
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	2,269,644	1,214,306
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-12/2019	North America	9,500,840	13,400,653
OHCP IV SF COI, L.P.	Co-investment	01/2018-11/2018	North America	681,730	745,672
Optimum Evolution Fund SIF-Property II	Secondary	02/2018	Europe	1,783,480	2,824,714
PPC Fund II, L.P.	Primary	04/2018-07/2019	North America	5,946,595	7,199,252
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018	North America	1,147,517	1,286,904
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	3,283,131	3,724,653
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-06/2018	North America	1,351,028	5,630,825
Veritas Capital Fund VI, L.P.	Primary	06/2017-02/2020	North America	11,234,614	22,614,475
VSC RST Holdco, L.P. (F)	Co-investment	08/2017	North America	2,800,666	3,923,159
Webster Capital IV, L.P.	Primary	07/2018-03/2020	North America	8,937,494	10,844,498
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2019	North America	5,681,714	9,200,000
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-11/2019	North America	972,310	1,096,241
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	3,408,863	5,785,489
				111,314,682	155,635,461

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC
Schedule of Investments
September 30, 2020 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (16.35%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-12/2019	North America	1,124,413	1,103,189
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	10,940,132	12,865,966
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-02/2019	North America	1,302,951	2,826,719
Epiris Fund II L.P.	Primary	05/2018-12/2019	Europe	4,832,418	4,383,168
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-01/2020	North America	5,632,565	5,804,756
NB Arch LP	Co-investment	09/2017	North America	828,594	2,756,543
NB WM Co-Invest LP	Co-investment	09/2017-10/2018	North America	560,389	7,827,135
RugsUSA Parent Holdings, LLC (F)	Co-investment	04/2018	North America	1,030,000	4,509,812
Sycamore Partners III, L.P.	Primary	01/2018-01/2020	North America	1,936,488	1,160,983
Verscend Intermediate Holding Corp. (F)	Co-investment	08/2018	North America	6,294,796	7,081,000
				34,482,746	50,319,271
Venture Capital (12.63%)
Acquisition Super Holdings Inc. (F)	Co-investment	06/2018	North America	457,083	685,625
Alsop Louie Capital IV L.P.	Primary	11/2017-08/2020	North America	3,513,667	3,848,689
Battery Ventures XII, L.P.	Primary	03/2018-07/2020	North America	2,456,724	2,732,369
Battery XII Side Fund, L.P.	Primary	03/2018-07/2020	North America	1,462,221	1,776,914
Canaan XI L.P.	Primary	01/2018-08/2020	North America	3,654,000	4,540,312
Clearant Super Holdings Inc (F)	Co-investment	06/2018	North America	1,342,917	2,014,375
DFJ Growth III, L.P.	Primary	05/2017-08/2020	North America	4,185,000	6,248,804
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2019	Asia	2,435,078	3,407,731
Menlo Ventures XIV, L.P.	Primary	10/2017-06/2020	North America	2,171,510	3,834,080
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-06/2020	Europe	4,005,697	4,312,899
TPG Drake Co-Invest, L.P.	Co-investment	07/2018	North America	2,605,720	2,369,807
TPG Tech Adjacencies, L.P.	Primary	06/2019-09/2020	North America	2,743,489	3,098,836
				31,033,106	38,870,441

Total Investments in Portfolio Funds (cost $218,211,433) (97.60%)					300,326,018
Other Assets & Liabilities (Net) (2.40%)					7,372,917
Members' Equity - Net Assets (100.00%)					$307,698,935

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2020 aggregated $218,211,433. Total fair value of illiquid and restricted securities at September 30, 2020 was $300,326,018 or 97.60% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Operations

For the six months ended September 30, 2020 (Unaudited)

Investment Income:

Dividend income	$377,323
Interest income	488

Total Investment Income	377,811

Operating Expenses:

Advisory fees	919,337
Administration service fees	144,892
Professional fees	111,041
Independent Managers' fees	87,500
Financing costs	44,671
Insurance expense	33,846
Interest expense	972
Other expenses	25,891

Total Operating Expenses	1,368,150

Net Investment Loss	(990,339)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	401,926
Net change in unrealized appreciation on investments	48,898,568

Net Realized and Change in Unrealized Gain on Investments	49,300,494

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$48,310,155

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2020 (Audited)

	Members' Equity	Special Member	Total
Members' committed capital	$330,959,751	$3,344,543	$334,304,294

Members' equity at April 1, 2019	$195,474,013	$1,975,412	$197,449,425
Capital contributions	33,095,975	334,454	33,430,429
Capital distributions	(33,697)	-	(33,697)
Net investment loss	(2,031,434)	(20,529)	(2,051,963)
Net realized gain on investments	3,529,005	35,663	3,564,668
Net change in unrealized appreciation on investments	3,062,788	30,952	3,093,740
Members' equity at March 31, 2020	$233,096,650	$2,355,952	$235,452,602

For the six months ended September 30, 2020 (Unaudited)

	Members' Equity	Special Member	Total
Members' committed capital	$330,959,751	$3,344,543	$334,304,294

Members' equity at April 1, 2020	$233,096,650	$2,355,952	$235,452,602
Capital contributions	23,994,582	175,589	24,170,171
Capital distributions	(233,993)	-	(233,993)
Net investment loss	(980,431)	(9,908)	(990,339)
Net realized gain on investments	397,905	4,021	401,926
Net change in unrealized appreciation on investments	48,409,363	489,205	48,898,568
Members' equity at September 30, 2020	$304,684,076	$3,014,859	$307,698,935

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Cash Flows

For the six months ended September 30, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$48,310,155
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Purchases of investments	(22,503,812)
Proceeds received from investments	5,885,025
Net realized gain on investments	(401,926)
Net change in unrealized (appreciation) depreciation on investments	(48,898,568)
Net change in accretion of PIK dividend	(377,323)
Changes in assets and liabilities related to operations
(Increase) decrease in deferred financing costs	44,671
(Increase) decrease in prepaid insurance	(28,666)
(Increase) decrease in interest receivable	489
(Increase) decrease in other receivable	2,434
Increase (decrease) in due to affiliate	110,809
Increase (decrease) in professional fees payable	(48,297)
Increase (decrease) in administration service fees payable	5,720
Increase (decrease) in financing costs payable	(9,479)
Increase (decrease) in other payables	8,855

Net cash provided by (used in) operating activities	(17,899,913)

CASH FLOWS FROM FINANCING ACTIVITIES

Borrowings from credit facility	500,000
Payments to credit facility	(500,000)
Contributions from Members	24,170,171
Distributions to Members	(233,993)

Net cash provided by (used in) financing activities	23,936,178

Net change in cash and cash equivalents	6,036,265
Cash and cash equivalents at beginning of period	845,379

Cash and cash equivalents at end of period	$6,881,644

Noncash activities
Receipt of in-kind distributions of securities from underlying
Portfolio Funds, at value on the date of distribution	$88,967

Distributions totaling $233,993 were made to the TE Fund and the Offshore Fund for taxes paid and/or accrued on behalf of the TE Fund and Offshore Fund.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Highlights

	For the six months ended September 30, 2020 (Unaudited)	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2018	Period from November 15, 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$177.13	$172.70	$144.52	$140.09	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.70)	(1.62)	(2.65)	(5.33)	(859.91)
Net realized and unrealized gain on investments	34.56	6.08	30.83	9.76	-
Net increase (decrease) in net assets resulting from operations	33.86	4.46	28.18	4.43	(859.91)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(0.16)	(0.03)	-	-	-
NET ASSET VALUE, END OF PERIOD	$210.83	$177.13	$172.70	$144.52	$140.09
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	19.11%	2.58%	19.50%	3.16%	(35.81	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$307,699	$235,453	$197,449	$68,126	$1,601
Ratios to Average Members' Equity - Net Assets: (5), (6)
Expenses	1.05%	1.24%	2.14%	4.66%	759.27%
Net investment loss	(0.76)%	(0.91)%	(1.81)%	(4.56)%	(757.67)%
Portfolio Turnover Rate (7)	2.72%	8.89%	7.59%	9.09%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return (8)	16.18%	9.35%	17.76%	3.36%	(95.48)%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Members' Equity - net assets is calculated for the Company taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period November 15, 2016 (Commencement of Operations) through March 31, 2017. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	For the six months ended September 30, 2020, the ratios are annualized. For the period November 15, 2016 (Commencement of Operations) through March 31, 2017, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For period November 15, 2016 (Commencement of Operations) through March 31, 2017, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
September 30, 2020 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on November 10, 2015. The Company commenced operations on November 15, 2016. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by a majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive risk-adjusted returns. The Company seeks to achieve its objective by investing in a diversified global portfolio of high quality third- party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”) pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “TI Fund”), NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) and NB Crossroads Private Markets Fund IV (Offshore) - Client LLC (the “Offshore Fund” and together with the TI Fund and the TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Company. The TE Fund and the Offshore Fund invest indirectly in the Company through NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the “Offshore Company”). Each of the TI Fund and the TE Fund is a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Offshore Fund, a Cayman Islands limited liability company, is not registered as an investment company under the Investment Company Act.  The percentage of the Offshore Company's shareholder capital owned by the TE Fund and Offshore Fund is 92.21% and 7.79%, respectively. The financial position and results of operations of the Offshore Company have been consolidated within the TE Fund’s and the Offshore Fund’s consolidated financial statements. The Offshore Company and the Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Offshore Company and the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and Co-Investments and to manage the day-to-day operations of the Company.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
September 30, 2020 (Unaudited)

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2020, the TI Fund’s, the TE Fund’s and the Offshore Fund’s ownership of the Company’s Members’ contributed capital was 61.84%, 34.26% and 2.90%, respectively, with a NB affiliate’s (“Special Member”) (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being 1%.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its Net Asset Value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
September 30, 2020 (Unaudited)

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
September 30, 2020 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and

Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2020.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,092,000	$51,408,845	$55,500,845
Small and Mid-cap Buyout	-	-	8,810,592	146,824,869	155,635,461
Special Situations	-	-	11,590,812	38,728,459	50,319,271
Venture	-	-	2,700,000	36,170,441	38,870,441
Total	$-	$-	$27,193,404	$273,132,614	$300,326,018

Significant Unobservable Inputs

As of September 30, 2020, the Company had investments valued at $300,326,018. The fair value of investments valued at $273,132,614 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2020:

			Unobservable Inputs
Investments	Fair Value 09/30/20	Valuation Methodologies	Variable	Value/Range		Weighted Average[1]
Large-cap Buyout	$4,092,000	Market Approach	LTM EBITDA	10.5	x	N/A

Small and Mid-cap Buyout	1,116,660	Market Approach	LTM Net Revenue	3.3	x	N/A

Small and Mid-cap Buyout	7,693,932	Market Approach	LTM EBITDA	12.0x - 18.9	x	13.9	x

Special Situations	11,590,812	Market Approach	LTM EBITDA	10.4x - 14.9	x	13.1	x

Venture	2,700,000	Market Approach	LTM Net Revenue	5.1	x	N/A

Total	$27,193,404

1 Inputs weighted based on fair value of investments in range.

During the period ended September 30, 2020 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$(1,092,489)

During the period ended September 30, 2020 change in unrealized appreciation and realized gains from Level 3 investments were $5,201,429 and $0, respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended September 30, 2020.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2020 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
September 30, 2020 (Unaudited)

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents on the Statements of Assets, Liabilities and Members' Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2020, the Company held $6,881,644, in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members. The Company has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2020, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2019, and after adjustment for purchases and sales between December 31, 2019 and September 30, 2020, the estimated cost of the Portfolio Funds at September 30, 2020, for federal income tax purposes aggregated $211,835,330. The net unrealized appreciation for federal income tax purposes was estimated to be $88,490,688. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $95,456,082 and $6,965,394, respectively.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
September 30, 2020 (Unaudited)

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2019, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2017 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Registered Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Registered Investment Adviser has reviewed the Company’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2020. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2020, the Company did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; costs of insurance; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
September 30, 2020 (Unaudited)

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Company's commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Company, in each case based on the Members' total capital commitments. For the six months ended September 30, 2020, the Company incurred Advisory Fees totaling $919,337.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Company. For the six months ended September 30, 2020, the Company incurred administration service fees totaling $144,892.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2020, the Company incurred $87,500 in Independent Managers’ fees.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
September 30, 2020 (Unaudited)

4. Capital Commitments from Members

At September 30, 2020, capital commitments from Members totaled $334,304,294. Capital contributions received by the Company with regard to satisfying Member commitments totaled $225,588,508, which represents approximately 67% of committed capital at September 30, 2020.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2020, the Company issued 130,250.60 units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the Company's LLC Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement.

5. Capital Commitments of the Company to Investments

As of September 30, 2020, the Company had total capital commitments of $336,169,521 to the investments with remaining unfunded commitments to the investments totaling $105,126,203 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$27,512,891
Small and Mid-cap Buyout	40,348,514
Special Situations	21,250,014
Venture	16,014,784
Total	$105,126,203

6. Description of the Investments

Due to the nature of the investments, the Company generally cannot liquidate its positions in the investments except through distributions from the investments, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Company has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
September 30, 2020 (Unaudited)

The following underlying investment represent 5% or more of Members’ Equity – Net Assets of the Company.

Veritas Capital Fund VI, L.P. represents 7.35% of Members’ Equity – Net Assets of the Company as of September 30, 2020. Veritas VI will focus on middle-market companies that provide goods and services to a broad array of government-related customers.

7. Line of Credit

The Company entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated December 5, 2018, under which the Company can borrow an aggregate principal amount of $15,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Company’s unfunded Members’ capital commitments.  The Credit Agreement has a maturity date of December 3, 2021.

As of September 30, 2020, there were no outstanding principal owed to the bank by the Company. Interest is charged on the outstanding principal amount at rate per annum that is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2020, the Company had an average outstanding principal of $500,000, with an average interest rate of 5.07%.

During the six months ended September 30, 2020 the Company incurred $972 of interest expense, as presented in the Statement of Operations. In relation to entering the Credit Agreement, the Company incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan.  For the six months ended September 30, 2020, the Company expensed $44,671 of Financing Costs as shown in the Statement of Operations.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

NB Crossroads Private Markets Fund IV Holdings LLC
Notes to the Financial Statements
September 30, 2020 (Unaudited)

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Other Matters

Neuberger Berman is monitoring the ongoing developments related to COVID-19 (Novel Coronavirus) with a particular focus on two areas: the safety and health of its employees and clients, and the ability to continue to conduct effectively its investment and business operations.

Neuberger Berman currently has not experienced an adverse impact on its operating model, but acknowledges it is too difficult to predict the full extent of the current COVID-19 outbreak. Neuberger Berman will continue to watch the effectiveness of efforts to contain the spread of the COVID-19 virus and the potential long-term implications on the global economy and will continue to monitor and adapt as necessary the firm's operations and processes to effectively manage portfolios.

11. Subsequent Events

The Company has evaluated all events subsequent to September 30, 2020, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund IV Holdings LLC
Supplemental Information
September 30, 2020 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the period ended September 30, 2020.

The Company files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Company’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund IV Holdings LLC
Advisory and Sub-Advisory Agreement Approval
September 30, 2020 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of Managers (the "Board") of NB Crossroads Private Markets Fund IV Holdings LLC (the "Master Fund") considered the approval of the Investment Advisory Agreement between the Master Fund and Neuberger Berman Investment Advisers LLC ("NBIA") and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NB Alternatives Advisers LLC ("NBAA" and, together with NBIA, "Neuberger Berman"), at a meeting held on July 28, 2020 (the "Meeting"). The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of the investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that as the Master Fund is still in a commitment period, economies of scale were not a significant factor for the Master Fund. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including any distribution and service fee payable by the Master Funds' feeder funds, NB Crossroads Private Markets Fund IV (TI) - Client LLC and NB Crossroads Private Markets Fund IV (TE) - Client LLC, to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that Advisory Fee and Sub-Advisory Fee were reasonable.

NB Crossroads Private Markets Fund IV Holdings LLC
Advisory and Sub-Advisory Agreement Approval
September 30, 2020 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meeting, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2020.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2020.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV Holdings LLC

By: /s/ James Bowden

James Bowden

Chief Executive Officer and President

Date: December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Bowden

James Bowden

Chief Executive Officer and President

(Principal Executive Officer)

Date: December 7, 2020

By: /s/ Mark Bonner

Mark Bonner

Treasurer

(Principal Financial Officer)

Date: December 7, 2020